EQUITY - Narrative (Details)					1 Months Ended		9 Months Ended	12 Months Ended
		Jul. 31, 2019 $ / shares	Oct. 26, 2017	Jun. 20, 2016 USD ($)	Jul. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) class $ / shares shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares
Share capital, number of classes of units | class								2
Decrease through other distributions to owners, equity								$ 1,713,000,000	$ 2,680,000,000	[1]	$ 561,000,000	[1]
Issue of equity	[1]							815,000,000			621,000,000
Proceeds from issuing shares								815,000,000	0		621,000,000
Net income attributable to limited partnership unitholders								$ 43,000,000	74,000,000		$ (58,000,000)
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares								$ 0.25
Dividends recognised as distributions to owners								$ 35,000,000	$ 32,000,000
Weighted average number of ordinary shares outstanding (in shares) | shares								66,400,000	63,100,000
Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares								4	4		4
Shares repurchased and cancelled (in shares) | shares								0	0
Stock issued (in shares) | shares						13,837,000		0	0
Shares issued (in dollars per share) | $ / shares						$ 39.40
Proceeds from issuing shares						$ 545,000,000
Share issue related cost						$ 14,000,000
Proportion of ownership interest in subsidiary		62.70%	68.00%	79.00%		63.10%		63.00%
Weighted average number of ordinary shares outstanding (in shares) | shares								4	4
Limited Partners
Decrease through other distributions to owners, equity								$ 18,000,000	$ 16,000,000	[1]	$ 15,000,000	[1]
Number of shares issued (in shares) | shares								80,890,655	66,185,798		66,185,798
Issue of equity	[1]							$ 565,000,000			$ 421,000,000
Shares repurchased and cancelled (in shares) | shares							0	202,143	0
Stock issued (in shares) | shares								14,907,000	0
Weighted average number of ordinary shares outstanding (in shares) | shares								73,600,000	66,200,000
Special Limited Partners
Number of shares issued (in shares) | shares								4	4		4
Weighted average number of ordinary shares outstanding (in shares) | shares								4	4
Associates | Holding LP
Share capital, number of classes of units | class								3
Number of shares issued (in shares) | shares								69,700,000.0
Issue of equity						$ 250,000,000
Stock issued (in shares) | shares						6,610,000
Preferred shareholder's capital | Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares								200,002	200,002		200,002
Issued on spin-off | Brookfield Asset Management Inc.
Issue of equity				$ 250,000,000
Issued on spin-off | Preferred shareholder's capital | Brookfield Asset Management Inc.
Issue of equity				$ 15,000,000
Over-Allotment Option
Stock issued (in shares) | shares					1,070,000
Shares issued (in dollars per share) | $ / shares		$ 39.40			$ 39.40
Proceeds from issuing shares					$ 42,000,000
Share issue related cost					$ 1,000,000
Retained earnings | Special Limited Partners
Decrease through other distributions to owners, equity	[1]										$ 142,000,000
Retained earnings | Limited Partners
Decrease through other distributions to owners, equity								$ 18,000,000	$ 16,000,000	[1]	15,000,000	[1]
Interest of Others in Operating Subsidiaries
Decrease through other distributions to owners, equity								$ 1,678,000,000	2,370,000,000	[1]	$ 388,000,000	[1]
Entities with joint control or significant influence over entity
Incentive distribution rights based on percent increase in unit price								20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares								$ 41.96
Entities with joint control or significant influence over entity | Retained earnings | Special Limited Partners
Decrease through other distributions to owners, equity	[1]							$ 0	$ 278,000,000

[1]	See Note 20 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.